Segment Information (Information about Operating Results and Assets for Each Segment) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net sales:
Net sales	¥ 4,031,414	¥ 3,513,357	¥ 3,160,243
Operating cost and expenses	3,678,015	3,231,439	3,049,696
Operating profit	353,399	281,918	110,547
Other income (deductions)	(959)	20,788	19,733
Income before income taxes	352,440	302,706	130,280
Total assets	5,095,530	4,750,888	4,625,614
Depreciation and amortization	226,492	221,246	227,825
Capital expenditures	183,291	179,000	161,727
Printing Business Unit
Net sales:
Net sales	2,255,402	1,934,012	1,800,898
Operating cost and expenses	2,049,964	1,713,154	1,657,319
Operating profit	211,974	225,693	147,108
Other income (deductions)	13,806	7,259	5,076
Income before income taxes	225,780	232,952	152,184
Total assets	1,224,187	1,009,922	913,931
Depreciation and amortization	72,946	69,549	69,725
Capital expenditures	66,550	63,609	56,613
Imaging Business Unit
Net sales:
Net sales	803,057	651,494	539,560
Operating cost and expenses	676,850	574,814	535,584
Operating profit	126,630	78,718	5,730
Other income (deductions)	1,403	(256)	(778)
Income before income taxes	128,033	78,462	4,952
Total assets	349,338	236,143	239,605
Depreciation and amortization	20,374	21,840	22,201
Capital expenditures	17,841	12,069	12,540
Medical Business Unit
Net sales:
Net sales	513,028	480,029	435,368
Operating cost and expenses	482,326	450,942	410,830
Operating profit	31,005	29,420	25,244
Other income (deductions)	890	4,876	300
Income before income taxes	31,895	34,296	25,544
Total assets	356,799	311,247	286,749
Depreciation and amortization	13,418	12,435	11,781
Capital expenditures	11,956	11,888	7,244
Industrial Business Unit
Net sales:
Net sales	320,817	328,164	271,149
Operating cost and expenses	271,213	292,854	249,346
Operating profit	58,019	44,867	27,460
Other income (deductions)	1,194	434	677
Income before income taxes	59,213	45,301	28,137
Total assets	233,969	212,156	239,992
Depreciation and amortization	12,195	11,193	12,266
Capital expenditures	15,271	10,127	8,082
Others and Corporate
Net sales:
Net sales	139,110	119,658	113,268
Operating cost and expenses	296,399	282,643	265,576
Operating profit	(73,378)	(96,050)	(96,436)
Other income (deductions)	(12,147)	14,978	15,645
Income before income taxes	(85,525)	(81,072)	(80,791)
Total assets	2,952,891	2,999,754	2,963,532
Depreciation and amortization	107,559	106,229	111,852
Capital expenditures	71,673	81,307	77,248
Eliminations
Net sales:
Operating cost and expenses	(98,737)	(82,968)	(68,959)
Operating profit	(851)	(730)	1,441
Other income (deductions)	(6,105)	(6,503)	(1,187)
Income before income taxes	(6,956)	(7,233)	254
Total assets	(21,654)	(18,334)	(18,195)
Depreciation and amortization	0
Operating Segments
Net sales:
Net sales	4,031,414	3,513,357	3,160,243
Operating Segments | Printing Business Unit
Net sales:
Net sales	2,261,938	1,938,847	1,804,427
Operating Segments | Imaging Business Unit
Net sales:
Net sales	803,480	653,532	541,314
Operating Segments | Medical Business Unit
Net sales:
Net sales	513,331	480,362	436,074
Operating Segments | Industrial Business Unit
Net sales:
Net sales	329,232	337,721	276,806
Operating Segments | Others and Corporate
Net sales:
Net sales	223,021	186,593	169,140
Operating Segments | Eliminations
Net sales:
Net sales	(99,588)	(83,698)	(67,518)
Intersegment Eliminations | Printing Business Unit
Net sales:
Net sales	6,536	4,835	3,529
Intersegment Eliminations | Imaging Business Unit
Net sales:
Net sales	423	2,038	1,754
Intersegment Eliminations | Medical Business Unit
Net sales:
Net sales	303	333	706
Intersegment Eliminations | Industrial Business Unit
Net sales:
Net sales	8,415	9,557	5,657
Intersegment Eliminations | Others and Corporate
Net sales:
Net sales	83,911	66,935	55,872
Intersegment Eliminations | Eliminations
Net sales:
Net sales	¥ (99,588)	¥ (83,698)	¥ (67,518)